Investment Objectives and Goals - 21Shares Active Crypto ETF	Mar. 17, 2026
Prospectus [Line Items]
Risk/Return [Heading]	21Shares Active Crypto ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The 21Shares Active Crypto ETF (the “Fund”) seeks total return.